Summary of Significant Accounting Policies (Details)			12 Months Ended
	Nov. 16, 2023 $ / shares shares	Jul. 01, 2021	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Loss from operation			¥ (146,217,082)	$ (20,594,247)	¥ (80,004,296)	¥ (113,619,990)
Net cash used in operating activities			(89,350,546)	(12,584,764)	(37,083,065)	(91,425,290)
Accumulated deficit			(1,644,382,306)		(1,478,040,573)		$ (231,606,404)
Cash equivalent			70,800,000
Fixed deposit (in Dollars) | $							$ 10,000,000	$ 10,000,000
Bank accounts balances			497,108		456,863
Percentage of investment owned		60.00%
Percentage of net profit		60.00%
Advertising expenses			1,700,000		2,900,000	15,300,000
Financial subsidies received			421,449	$ 59,360	1,599,746	¥ 5,581,534
Employee benefits			¥ 2,200,000		¥ 3,800,000
Statutory surplus fund percentage			25.00%	25.00%	25.00%	25.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life			1 year 6 months				1 year 6 months
Percentage of value of derivative assets		40.00%
Statutory surplus fund percentage			10.00%	10.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life			11 years				11 years
Percentage of value of derivative assets		60.00%
Statutory surplus fund percentage			50.00%	50.00%
Going Concern [Member]
Summary of Significant Accounting Policies [Line Items]
Loss from operation			¥ (146,200,000)
Continuing Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Net cash used in operating activities			(89,400,000)
Retained Earnings [Member]
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit			(1,600,000,000)
Ordinary Share [Member]
Summary of Significant Accounting Policies [Line Items]
Cash equivalent			79,300,000
PRC Government Authorities [Member]
Summary of Significant Accounting Policies [Line Items]
Financial subsidies received			¥ 100,000		¥ 200,000	¥ 4,400,000
Acquisition of YJW [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate		60.00%
KeKe [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate		60.00%
Restricted Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Cash equivalent					¥ 69,600,000
Shareholders [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of voting power			50.00%				50.00%
Share consolidation [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, shares, issued (in Shares) | shares	16
Common stock, shares, outstanding (in Shares) | shares	16
Par value of one share of same class (in Dollars per share) | $ / shares	$ 0.001
Common stock, par value (in Dollars per share) | $ / shares	$ 0.016
Fujian Yujiaweng Food Co. Ltd [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage		60.00%
Fujian Keke Food Co. Ltd [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage		40.00%
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience rate			1				1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience rate			7.0999				7.0999